Net Income Per Share	12 Months Ended
Dec. 31, 2024
Net Income Per Share
Net Income Per Share
23.	Net Income Per Share

The following table sets forth the computation of basic and diluted net income per share for the years ended December 31, 2022, 2023 and 2024:

	For the year ended December 31,
	2022	2023	2024
Numerator (RMB in thousands):
Net income from continuing operations attributable to the Company’s shareholders	19,712,736	29,416,552	29,697,609
Net income from discontinued operations attributable to the Company’s shareholders	624,864	—	—
Net income attributable to the Company’s shareholders for basic/dilutive net income per share calculation	20,337,600	29,416,552	29,697,609

Denominator (No. of shares in thousands):
Weighted average number of ordinary shares outstanding, basic	3,263,455	3,216,475	3,200,453
Dilutive effect of restricted share units	32,559	35,554	30,149
Weighted average number of ordinary shares outstanding, diluted	3,296,014	3,252,029	3,230,602
Net income per share from continuing operations attributable to the Company’s shareholders, basic (RMB)	6.04	9.15	9.28
Net income per share from discontinued operations attributable to the Company’s shareholders, basic (RMB)	0.19	—	—
Net income per share, basic (RMB)	6.23	9.15	9.28
Net income per share from continuing operations attributable to the Company’s shareholders, diluted (RMB)	5.98	9.05	9.19
Net income per share from discontinued operations attributable to the Company’s shareholders, diluted (RMB)	0.19	—	—
Net income per share, diluted (RMB)	6.17	9.05	9.19

Basic net income per share is computed using the weighted average number of the ordinary shares outstanding during the year. Diluted net income per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the year. For the years ended December 31, 2022, 2023 and 2024, RSUs that were anti-dilutive and excluded from the calculation of diluted net income per share totaled approximately 11.3 million shares, 6.3 million shares and 15.3 million shares, respectively.